Contract liability	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Contract liability	Contract liability
The table below presents the movement in the Group's contract liabilities during the six months ended June 30, 2023:

in CHF thousands	Contract liability at December 31, 2022	Recognized as revenue	Contract liability at June 30, 2023

Novartis	10,046	(2,787)	7,259
Total	10,046	(2,787)	7,259

in CHF thousands	Current	Non-current	Contract liability

Novartis	5,838	1,421	7,259
Balance at June 30, 2023	5,838	1,421	7,259